Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), the prospectus included herein is a combined prospectus that also relates to the registrant's Registration Statement on Form S-1 (No. 333-272589), which was filed on June 12, 2023, was amended on July 3, 2023, and went effective on July 11, 2023 (the “2023 Registration Statement”), relating to the resale of, among other securities, 20,833,334 shares of common stock of the registrant and 89,483,052 shares of common stock of the registrant issuable upon exercise of warrants, in each case by the selling shareholders named therein. Pursuant to Rule 429 under the Securities Act, this registration statement also constitutes a post-effective amendment to the 2023 Registration Statement, and such post-effective amendment shall hereafter become effective concurrently with the effectiveness of this registration statement in accordance with Section 8(c) of the Securities Act.
Entity Registrant Name	BUNKER HILL MINING CORP.
Entity Central Index Key	0001407583
Entity Tax Identification Number	32-0196442
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	82 Richmond Street East
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5C 1P1
City Area Code	(416)
Local Phone Number	477-7771
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	40 E. Lancaster Avenue LTW 22
Entity Address, City or Town	Ardmore
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19003
City Area Code	(215)
Local Phone Number	815-1534
Contact Personnel Name	J.P. Galda